(23) EQUITY (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfEquityLineItems [Line Items]
Equity attributable to noncontrolling interests, beginning balance	R$ 2,224,816	R$ 2,402,648	R$ 2,455,942
Equity attributable to noncontrolling interests	107,955	63,292	(21,828)
Dividends	(68,685)	(118,220)	(30,827)
Other movements	5,548	(113)	(641)
Capital increase (reduction)		(122,791)
Equity attributable to noncontrolling interests, ending balance.	2,269,634	2,224,816	2,402,648
CERAN [Member]
DisclosureOfEquityLineItems [Line Items]
Equity attributable to noncontrolling interests, beginning balance	R$ 86,031	R$ 263,719	R$ 234,271
Equity interests and voting capital (Beginning)	35.00%	35.00%	35.00%
Equity attributable to noncontrolling interests	R$ 34,731	R$ 37,949	R$ 38,621
Dividends	(44,314)	(92,832)	(9,172)
Other movements	0	0	0
Capital increase (reduction)		(122,806)
Equity attributable to noncontrolling interests, ending balance.	R$ 76,448	R$ 86,031	R$ 263,719
Equity attributable to noncontrolling interests, ending balance	35.00%	35.00%	35.00%
CPFL Renovaveis [Member]
DisclosureOfEquityLineItems [Line Items]
Equity attributable to noncontrolling interests, beginning balance	R$ 2,058,079	R$ 2,060,963	R$ 2,148,490
Equity interests and voting capital (Beginning)	48.40%	48.40%	48.39%
Equity attributable to noncontrolling interests	R$ 62,470	R$ 13,720	R$ (65,311)
Dividends	(13,511)	(16,619)	(22,751)
Other movements	5,656	0	535
Capital increase (reduction)		15
Equity attributable to noncontrolling interests, ending balance.	R$ 2,112,693	R$ 2,058,079	R$ 2,060,963
Equity attributable to noncontrolling interests, ending balance	48.44%	48.40%	48.40%
Paulista Lajeado [Member]
DisclosureOfEquityLineItems [Line Items]
Equity attributable to noncontrolling interests, beginning balance	R$ 80,707	R$ 77,966	R$ 73,182
Equity interests and voting capital (Beginning)	40.07%	40.07%	40.07%
Equity attributable to noncontrolling interests	R$ 10,754	R$ 11,623	R$ 4,862
Dividends	(10,860)	(8,769)	1,096
Other movements	(108)	(113)	(1,176)
Capital increase (reduction)		0
Equity attributable to noncontrolling interests, ending balance.	R$ 80,493	R$ 80,707	R$ 77,966
Equity attributable to noncontrolling interests, ending balance	40.07%	40.07%	40.07%